Consolidated Balance sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 317,169	$ 309,571
Bank deposits	440,790	541,967
Restricted deposits	537	60
Trade receivables, net of allowance for doubtful accounts ($660 and $811, respectively)	9,141	12,710
Other receivables	4,790	11,290
Inventory	16,899	18,390
Total current assets	789,326	893,988
Restricted deposits	768	881
Marketable equity securities	86,190	138,446
Property plant and equipment, net	14,143	16,716
Right-of-use assets	9,958	12,359
Intangible assets, net	2,155	2,235
Total non-current assets	113,214	170,637
Total assets	902,540	1,064,625
Liabilities
Trade payables	4,249	4,696
Other payables	22,294	24,947
Current portion of lease liability	3,421	3,342
Current portion of bank loan	138	38
Total current liabilities	30,102	33,023
Employee benefits	4,700	2,773
Lease liability	6,707	9,228
Deferred tax liabilities		75
Bank loan	276	595
Total non-current liabilities	11,683	12,671
Total liabilities	41,785	45,694
Commitments and contingencies
Equity
Non-controlling interests	715	1,011
Share capital of NIS 5 par value each; 500,000,000 ordinary shares authorized; 235,597,000 and 215,777,000 shares issued and outstandings as of December 31, 2023, and December 31, 2024, respectively	409,145	400,700
Additional paid-in capital	1,297,348	1,290,435
Treasury shares	(167,651)	(97,896)
Foreign currency translation reserve	1,044	2,929
Remeasurement of pension and postretirement benefit plans	(2,181)	588
Accumulated loss	(677,665)	(578,836)
Equity attributable to owners of the Company	860,040	1,017,920
Total equity	860,755	1,018,931
Total liabilities and equity	$ 902,540	$ 1,064,625